Shareholder Report, Holdings (Details) - C000023718	Jun. 30, 2025
Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.20%
U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.30%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	51.50%